Statement of Net Assets Available for Benefits - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 213,640,925	$ 195,866,486
Guaranteed investment contract	11,314,342	14,648,840
Company contributions receivable	6,785,122	6,191,910
Notes receivable from participants	1,682,229	1,092,625
Net assets available for benefits	$ 233,422,618	$ 217,799,861